TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Schedule of trade receivables

Trade receivables, net consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Trade receivables	31,243,182	43,037,307
Less: allowance for credit loss	(6,317,000)	(8,790,000)
	24,926,182	34,247,307

Schedule of allowance for credit loss of trade receivables

Movement of provision for allowance for credit loss of trade receivables is as follows:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Balance at beginning of the year	8,347,208	6,317,000
Retrospective adjustment upon adoption of ASC 326	1,027,792	—
(Reversal of provision) Provision for the year	(3,058,000)	2,473,000
Balance at end of the year	6,317,000	8,790,000